Accounts Payable, Accrued Expenses and Other Current Liabilities, and Other Long-Term Liabilities - Schedule of Accounts Payable, Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jan. 31, 2025		Jul. 31, 2024		Jul. 31, 2023
Accounts payable, accrued expenses and other current liabilities:
Accrued litigation fee, current	$ 500,000	[1]	$ 750,000	[1],[2]		[2]
Investment securities payable			69,621
Accrued payroll expenses					212,953
Others			137,436		80,187
Total			957,057		293,140
Other long-term liabilities:
Accrued litigation fee, noncurrent	$ 250,000	[1]	$ 250,000	[1],[2]		[2]

[1]	On September 24, 2024, the Company and Boustead Securities, LLC (“Boustead”) entered into a settlement agreement, pursuant to which the Company would compensate Boustead in the amount of $1,000,000. The compensation is payable in three instalments, with first instalment of $250,000 payable with execution of settlement agreement, the second instalment of $500,000 payable before March 1, 2025, and the final instalment of $250,000 payable before December 31, 2025. In September 2024, the Company paid the first instalment. Accordingly, the Company recorded accrued litigation fees of $500,000 and $750,000 as current liabilities as of January 31, 2025 and July 31, 2024, respectively. The remaining $250,000 was recorded as noncurrent liabilities as of January 31, 2025 and July 31, 2024.
[2]	On September 24, 2024, the Company and Boustead Securities, LLC (“Boustead”) entered into a settlement agreement, pursuant to which the Company would compensate Boustead in the amount of $1,000,000 (Note 14). The compensation is payable in three instalments, with first instalment of $250,000 payable with execution of settlement agreement, the second instalment of $500,000 payable before March 1, 2025, and the final instalment of $250,000 payable before December 31, 2025. Accordingly, the Company recorded accrued litigation fees of $750,000 as current liabilities, and the remaining $250,000 as noncurrent liabilities.